Related Party Transactions - Schedule of Relationship Between Related Parties with their Groups (Detail)	12 Months Ended
Dec. 31, 2018
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Equity investment of the Group
Chuan Wang [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Chairman and director of the Company
Shenglong Zou [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Co-founder, director and shareholder of the Group
Millet Technology Co., Ltd. ("Xiaomi Technology") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Group
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Shareholder of the Company
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Shareholder of the Company
Shenzhen Crystal Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a Co-founder and director of the Group
Millet Communication Technology Co., Ltd. ("Millet Communication Technology") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Group
Beijing Xiaomi Mobile Software Co., Ltd. ("Beijing Xiaomi Mobile Software") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Group
Beijing Millet Payment Technologies Co., Ltd. ("Beijing Millet Payment Technologies") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Group
Guangzhou Millet Information Service Co., Ltd. ("Guangzhou Millet") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Group
Shenzhen Xunyi Network Technology Corp., Ltd. ("Shenzhen Xunyi") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company operated by few former core members of Xunlei’s web game business